CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2026 Corporate Bond ETF
Guggenheim BulletShares 2027 Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim MSCI Global Timber ETF
Guggenheim Shipping ETF
(the “Funds”)

Supplement to the Funds’ Statements of Additional Information (“SAIs”) dated September 27, 2017 and September 28, 2017, each as supplemented from time to time.

Effective immediately, Amy J. Lee serves as a Trustee of the Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 (the “Trusts”) and the Trusts’ Vice President and Chief Legal Officer and Brian E. Binder serves as the Trusts’ President and Chief Executive Officer. In addition, all references to Donald C. Cacciapaglia are hereby removed from the SAIs.

Accordingly, effective immediately, the following information is hereby added to the table in the “Management of the Funds—Trustees” section of the SAIs:

Name, Address* and Year of Birth of Trustees	Position (s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees During Past 5 Years
Interested Trustee
Amy J. Lee (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2007 (Vice President) Since 2014 (Chief Legal Officer)	Current: Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	225	None.
*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.

In addition, effective immediately, the information regarding Ms. Lee is removed from and the following information regarding Mr. Binder is hereby added to the table in the “Management of the Funds—Officers” section of the SAIs:

Name, Address* and Year of Birth of the Officers	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

In addition, effective immediately, the following is added as the seventh paragraph in the “Qualifications and Experience of Trustees” section of the SAIs:

Amy J. Lee—Ms. Lee has served as a Trustee of the Trust and of other funds in the Fund Complex since February 2018. Through her service as Chief Legal Officer of the Trust and certain other funds in the Fund Complex, her service as Senior Managing Director of Guggenheim Investments, as well as her prior experience as Associate General Counsel of Security Benefit Corporation, Ms. Lee is experienced in financial, legal, regulatory and governance matters.

In addition, effective immediately, the last paragraph in the “Remuneration of Trustees” section of the SAIs is hereby deleted and replaced with the following:

The Investment Adviser compensates its officers and directors who may also serve as officers or Trustees. The Trust does not pay any fees to, or reimburse expenses of, the Interested Trustee.

In addition, effective immediately, the following information is hereby added before the last paragraph in the “Trustees’ Ownership of Securities” section of the SAIs:

NAME OF INTERESTED TRUSTEE	NAME OF FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FUND COMPLEX*, INCLUDING THE FAMILY OF FUNDS
Amy J. Lee	N/A	NONE	$10,001-$50,000
* The Fund Complex includes all closed- and open-end funds (including all of their portfolios) and ETFs advised by the Investment Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Investment Adviser.

Claymore Exchange-Traded Fund Trust
Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

March 9, 2018	ETF-COMBO-SUP3

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Dow Jones Industrial Average® Dividend ETF
Guggenheim Insider Sentiment ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim S&P Spin-Off ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF
Guggenheim Ultra Short Duration ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Guggenheim Solar ETF
Guggenheim U.S. Large Cap Optimized Volatility ETF
Guggenheim Total Return Bond ETF
(the “Funds”)

Supplement to the Funds’ Statements of Additional Information (“SAIs”) dated September 28, 2017 and December 29, 2017, each as supplemented from time to time.

Effective immediately, Amy J. Lee serves as a Trustee of the Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 (the “Trusts”) and the Trusts’ Vice President and Chief Legal Officer and Brian E. Binder serves as the Trusts’ President and Chief Executive Officer.

Accordingly, effective immediately, the following information is hereby added to the table in the “Management of the Funds—Trustees” section of the SAIs:

Name, Address* and Year of Birth of Trustees	Position (s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees During Past 5 Years
Interested Trustee
Amy J. Lee (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2007 (Vice President) Since 2014 (Chief Legal Officer)	Current: Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	225	None.
*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.

In addition, effective immediately, the information regarding Ms. Lee is removed from and the following information regarding Mr. Binder is hereby added to the table in the “Management of the Funds—Officers” section of the SAIs:

Name, Address* and Year of Birth of the Officers	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

In addition, effective immediately, the following is added as the seventh paragraph in the “Qualifications and Experience of Trustees” section of the SAIs:

Amy J. Lee—Ms. Lee has served as a Trustee of the Trust and of other funds in the Fund Complex since February 2018. Through her service as Chief Legal Officer of the Trust and certain other funds in the Fund Complex, her service as Senior Managing Director of Guggenheim Investments, as well as her prior experience as Associate General Counsel of Security Benefit Corporation, Ms. Lee is experienced in financial, legal, regulatory and governance matters.

In addition, effective immediately, the last paragraph in the “Remuneration of Trustees” section of the SAIs is hereby deleted and replaced with the following:

The Investment Adviser compensates its officers and directors who may also serve as officers or Trustees. The Trust does not pay any fees to, or reimburse expenses of, the Interested Trustee.

In addition, effective immediately, the following information is hereby added before the last paragraph in the “Trustees’ Ownership of Securities” section of the SAIs:

NAME OF INTERESTED TRUSTEE	NAME OF FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FUND COMPLEX*, INCLUDING THE FAMILY OF FUNDS
Amy J. Lee	N/A	NONE	$10,001-$50,000
* The Fund Complex includes all closed- and open-end funds (including all of their portfolios) and ETFs advised by the Investment Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Investment Adviser.

Claymore Exchange-Traded Fund Trust
Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

March 9, 2018	ETF-COMBO-SUP4